FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Realized and Unrealized Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adjustments to Carrying Value of Equity Securities without Readily Determinable Fair Value [Abstract]
Upward adjustments (gross unrealized gains)	$ 0	$ 19,698
Downward adjustments including impairments (gross unrealized losses)	(51,484)	(1,193)
Total	(51,484)	18,505
Adjustments to Carrying Value of Non-Marketable Equity Securities [Abstract]
Realized gains, net, for equity securities sold	2,161	22,880	$ 27,366
Unrealized gains, net, on equity securities held	797,565	18,505	126,063
Total gains recognized, net	$ 799,726	$ 41,385	$ 153,429